Income Tax - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Change in the valuation allowance					$ 1,210,347	$ 349,999
Income Tax Expense (Benefit)	$ 146,980	$ 530,156	$ 785,543	$ 530,156	757,069	0
Unrecognized Tax Benefits					0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					$ 0
Effective Income Tax Rate Reconciliation, Percent					(41.30%)	0.00%
Open Tax Year						2021	2020
TX [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent					0.00%
Domestic Tax Authority [Member] | UNITED STATES
Income Tax Disclosure [Line Items]
Operating loss carryforward,net Federal					$ 0	$ 186,642